VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—1.1%
Information Technology—1.1%
Avalara, Inc. 0.250%, 8/1/26	$ 3,995	$ 3,863
Total Convertible Bonds and Notes (Identified Cost $3,874)		3,863

Corporate Bonds and Notes—30.5%
Communication Services—7.7%
Allen Media LLC 144A 10.500%, 2/15/28(1)	3,724	1,843
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	2,780	2,016
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)(2)	6,278	5,491
Getty Images, Inc. 144A 9.750%, 3/1/27(1)(2)	6,637	6,587
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	1,733	1,196
TEGNA, Inc.
4.625%, 3/15/28	482	445
5.000%, 9/15/29	2,839	2,613
Twitter, Inc.
144A 3.875%, 12/15/27(1)(3)	3,847	3,608
144A 5.000%, 3/1/30(1)	1,173	1,124
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	2,174	1,261
		26,184

Consumer Discretionary—5.4%
Aramark Services, Inc.
144A 5.000%, 4/1/25(1)	905	864
144A 6.375%, 5/1/25(1)	2,136	2,093
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	7,400	7,964
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	3,366	3,174
Tenneco, Inc.
5.000%, 7/15/26	728	708
144A 5.125%, 4/15/29(1)	3,487	3,444
		18,247

Consumer Staples—1.5%
TreeHouse Foods, Inc. 4.000%, 9/1/28	3,268	2,606
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	2,791	2,590
		5,196

Energy—0.6%
Exterran Energy Solutions LP 8.125%, 5/1/25	1,894	1,918
Financials—4.9%
FXI Holdings, Inc. 144A 12.250%, 11/15/26(1)	3,138	2,483
Genesis Energy LP 5.625%, 6/15/24(2)	3,324	3,125
	Par Value	Value

Financials—continued
Latam Finance Ltd. 144A 7.000%, 3/1/26(1)(4)	$ 3,582	$ 3,439
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	5,242	5,203
144A 5.875%, 10/1/30(1)	2,235	2,226
		16,476

Health Care—0.8%
Mallinckrodt International Finance S.A. 144A 10.000%, 4/15/25(1)	2,837	2,582
Industrials—3.7%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	1,474	1,356
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	7,075	6,633
IEA Energy Services LLC 144A 6.625%, 8/15/29(1)	1,111	1,083
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	4,848	3,358
		12,430

Information Technology—2.5%
HP, Inc. 144A 4.750%, 3/1/29(1)	3,583	3,602
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	3,481	3,411
Switch Ltd.
144A 3.750%, 9/15/28(1)	1,626	1,616
144A 4.125%, 6/15/29(1)	10	10
		8,639

Materials—1.8%
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	3,503	3,081
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(1)	3,175	3,088
		6,169

Real Estate—1.6%
iStar, Inc.
4.750%, 10/1/24	1,725	1,701
4.250%, 8/1/25	3,980	3,861
		5,562

Total Corporate Bonds and Notes (Identified Cost $114,114)		103,403

Leveraged Loans—1.6%
Consumer Non-Durables—0.0%
Claire’s Stores, Inc. Tranche B (1 month LIBOR + 6.500%) 9.615%, 12/18/26(5)	255	242
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—0.7%
Mallinckrodt International Finance S.A. 2017 (3 month LIBOR + 5.250%) 8.733%, 9/30/27(5)	$ 2,839	$ 2,284
Media / Telecom - Diversified Media—0.7%
RentPath LLC Tranche B-1, First Lien 0.000%, 1/1/30(4)(5)(6)	150	2
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 10.553%, 5/13/27(5)	2,800	2,394
		2,396

Service—0.2%
Watts Guerra LLP 8.000%, 10/7/23(6)	586	594
Total Leveraged Loans (Identified Cost $6,433)		5,516

	Shares
Closed End Funds—1.2%
Equity Funds—1.2%
Apollo Senior Floating Rate Fund, Inc.(3)	11,127	139
Apollo Tactical Income Fund, Inc.	64,106	755
Ares Dynamic Credit Allocation Fund, Inc.	8,750	103
BlackRock Debt Strategies Fund, Inc.	12,453	111
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611	106
DoubleLine Income Solutions Fund	8,919	97
First Trust Senior Floating Rate Income Fund II	11,712	117
Franklin Universal Trust	102,050	646
Invesco Senior Income Trust	64,480	240
Nuveen Credit Strategies Income Fund	149,962	766
Nuveen New York AMT-Free Quality Municipal Income Fund	58,257	572
Saba Capital Income & Opportunities Fund	29,430	233
		3,885

Total Closed End Funds (Identified Cost $5,012)		3,885

Preferred Stocks—0.8%
Consumer Discretionary—0.2%
Fossil Group, Inc., 7.000%	31,540	520
Financials—0.5%
Federal Home Loan Mortgage Corp., 8.375%(3)(5)	448,397	1,498
Federal National Mortgage Association, 8.250%(5)	88,951	327
		1,825

Industrials—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%(3)	11,979	287
Total Preferred Stocks (Identified Cost $2,531)		2,632

	Shares	Value

Common Stocks—23.0%
Communication Services—1.9%
Activision Blizzard, Inc.	14,925	$ 1,109
MGM Holdings, Inc. Class A(7)	11,358	45
Sciplay Corp. Class A(7)	22,239	262
Shaw Communications, Inc. Class B	79,475	1,933
TEGNA, Inc.	12,952	268
Twitter, Inc.(7)	63,501	2,784
		6,401

Consumer Discretionary—0.5%
Cazoo Group Ltd.(7)	61,975	28
Sportsman’s Warehouse Holdings, Inc.(7)	26,353	219
Tenneco, Inc. Class A(7)	66,971	1,165
Terminix Global Holdings, Inc.(7)	6,673	255
		1,667

Consumer Staples—0.0%
TPCO Holding Corp.(7)	58,383	36
Energy—0.1%
Euronav N.V.	13,258	204
Financials—1.5%
Alleghany Corp.(2)(7)	3,476	2,918
Cowen, Inc. Class A	17,014	657
First Horizon Corp.	57,876	1,325
		4,900

Health Care—3.9%
1Life Healthcare, Inc.(7)	406,880	6,978
Aerie Pharmaceuticals, Inc.(7)	1,010	15
Biohaven Pharmaceutical Holding Co. Ltd.(7)	26,473	4,002
Change Healthcare, Inc.(7)	12,487	343
ChemoCentryx, Inc.(7)	9,959	515
Covetrus, Inc.(7)	3,441	72
Global Blood Therapeutics, Inc.(7)	135	9
Hanger, Inc.(7)	3,386	64
Quantum-Si, Inc.(7)	40,418	111
Signify Health, Inc. Class A(7)	33,447	975
		13,084

Industrials—2.7%
Atlas Corp.	72,851	1,013
Griffon Corp.(2)	200,100	5,907
Microvast Holdings, Inc.(7)	50,000	90
Nielsen Holdings plc	2,223	62
XPO Logistics, Inc.(7)	49,800	2,217
		9,289

Information Technology—9.7%
Avalara, Inc.(7)	13,393	1,229
BTRS Holdings, Inc. Class 1(7)	128,209	1,187
Citrix Systems, Inc.	938	98
Computer Services, Inc.	24,295	1,354
Evo Payments, Inc. Class A(7)	105,999	3,530
Ping Identity Holding Corp.(7)	4,471	126
Rogers Corp.(2)(7)	10,345	2,502

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Information Technology—continued
Sierra Wireless, Inc.(7)	934	$ 28
Silicon Motion Technology Corp. ADR(2)	79,244	5,166
Switch, Inc. Class A(2)	200,497	6,755
Tower Semiconductor Ltd.(7)	360	16
VMware, Inc. Class A(2)	62,001	6,601
Zendesk, Inc.(7)	58,946	4,486
		33,078

Materials—0.5%
Turquoise Hill Resources Ltd.(7)	61,557	1,820
Real Estate—2.2%
STORE Capital Corp.	240,549	7,536
Total Common Stocks (Identified Cost $84,381)		78,015

Rights—0.1%
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(6)(7)	4,016	—
Health Care—0.1%
Bristol Myers Squibb Co.(6)(7)	169,085	211
Materials—0.0%
Pan American Silver Corp.(7)	322,499	186
Total Rights (Identified Cost $209)		397

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A.(6)(7)	35,748	—
BuzzFeed, Inc.(7)	17,333	4
		4

Consumer Discretionary—0.1%
Cazoo Group Ltd(7)	63,999	4
CEC Brands LLC(6)(7)	45,120	135
Enjoy Technology, Inc.(7)	33,184	—(8)
Grove Collaborative Holdings(7)	20,136	5
Kaixin Auto Holdings(7)	48,712	1
Reebonz Holding Ltd(6)(7)	23,859	—
		145

Consumer Staples—0.0%
Whole Earth Brands, Inc.(7)	30,942	5
Financials—0.0%
26 Capital Acquisition Corp.(7)	25,800	8
Accelerate Acquisition Corp.(7)	31,920	2
Arrowroot Acquisition Corp.(7)	60,113	2
Austerlitz Acquisition Corp. I(7)	14,141	1
Avanti Acquisition Corp.(7)	23,300	1
CF Acquisition Corp. VIII(7)	14,261	2
Colonnade Acquisition Corp. II(7)	11,290	1
Compute Health Acquisition Corp. Class A(7)	21,781	1
	Shares	Value

Financials—continued
COVA Acquisition Corp. Class A(7)	27,750	$ 1
Deep Lake Capital Acquisition Corp.(7)	61,170	2
Fortress Capital Acquisition Corp.(7)	24,997	2
FOXO Technologies, Inc.(7)	26,187	3
Frazier Lifesciences Acquisition Corp.(7)	17,838	15
G Squared Ascend I, Inc.(7)	17,913	1
GCM Grosvenor, Inc. Class A(7)	28,825	17
Goal Acquisitions Corp.(7)	272,843	11
Golden Falcon Acquisition Corp.(7)	62,637	4
Healthcare Services Acquisition Corp.(7)	64,000	2
InterPrivate II Acquisition Corp. Class A(7)	11,166	1
Jack Creek Investment Corp. Class A(7)	27,000	8
KKR Acquisition Holdings I Corp. Class A(7)	8,441	1
KL Acquisition Corp.(7)	53,333	3
KludeIn I Acquisition Corp.(7)	10,000	1
Longview Acquisition Corp. II(7)	8,769	1
Marlin Technology Corp.(7)	58,227	4
Medicus Sciences Acquisition Corp.(7)	6,666	—(8)
Moneylion, Inc.(7)	53,893	6
North Atlantic Acquisition Corp.(7)	18,487	—(8)
Pathfinder Acquisition Corp.(7)	11,102	—(8)
Pioneer Merger Corp.(7)	18,034	—(8)
Pontem Corp.(7)	49,791	3
Prospector Capital Corp.(7)	40,756	1
RMG Acquisition Corp. III(7)	20,895	1
Rocket Internet Growth Opportunities Corp. Class A(7)	16,749	—(8)
ScION Tech Growth I(7)	122,675	4
Screaming Eagle Acquisition Corp. Class A(7)	19,630	4
Senior Connect Acquisition Corp. I(7)	25,144	—(8)
Slam Corp. Class A(7)	8,351	1
Supernova Partners Acquisition Co. III Ltd(7)	13,363	1
Thunder Bridge Capital Partners III, Inc.(7)	28,698	2
Tishman Speyer Innovation Corp. II(7)	21,575	1
Tuscan Holdings Corp. II(7)	48,478	3
VectoIQ Acquisition Corp. II(7)	23,304	1
		123

Health Care—0.0%
Biote Corp.(7)	7,203	2
Pear Therapeutics, Inc.(7)	36,173	6
Quantum-Si, Inc.(7)	17,647	10
Talkspace, Inc.(7)	55,361	15
		33

Industrials—0.0%
Amprius Technologies, Inc.(7)	27,068	9
Berkshire Grey, Inc.(7)	8,388	1
Shapeways Holdings, Inc.(7)	126,337	6
		16

Information Technology—0.0%
Embark Technology, Inc.(7)	19,566	1
Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(7)	11,400	8
Total Warrants (Identified Cost $4,073)		335

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares/Units	Value
Special Purpose Acquisition Companies—29.9%
10X Capital Venture Acquisition Corp. II Class A(7)	36,710	$ 367
26 Capital Acquisition Corp. Class A(7)	86,002	849
Accelerate Acquisition Corp. Class A(7)	95,760	940
Adit EdTech Acquisition Corp.(7)	22,677	224
AfterNext HealthTech Acquisition Corp. Class A(7)	43,355	424
Alpha Partners Technology Merger Corp. Class A(7)	36,400	357
AltEnergy Acquisition Corp.(7)	10,320	104
Altimar Acquisition Corp. III(7)	12,014	119
Altimeter Growth Corp. 2 Class A (7)	47,400	470
Andretti Acquisition Corp. Class A(7)	11,510	116
Anzu Special Acquisition Corp. I(7)	56,956	559
Ares Acquisition Corp.(7)	108,633	1,078
Arrowroot Acquisition Corp. Class A(7)	91,466	898
ARYA Sciences Acquisition Corp. IV Class A(7)	9,175	91
Astrea Acquisition Corp. Class A(7)	35,303	347
Athena Consumer Acquisition Corp.(7)	6,791	68
Atlas Crest Investment Corp. II(7)	53,300	524
Aurora Acquisition Corp. Class A(7)	13,977	138
Authentic Equity Acquisition Corp.(7)	51,000	506
Avanti Acquisition Corp. Class A(3)(7)	171,808	1,722
Bilander Acquisition Corp. Class A(7)	35,783	346
Biotech Acquisition Co. Class A(7)	35,852	356
BlueRiver Acquisition Corp.(7)	26,000	258
BOA Acquisition Corp. Class A(7)	33,934	337
Brigade-M3 European Acquisition Corp.(7)	20,623	203
Bright Lights Acquisition Corp. Class A(7)	204,940	2,031
Build Acquisition Corp.(7)	8,564	84
Carney Technology Acquisition Corp. II(7)	30,113	299
Cartesian Growth Corp. Class A(7)	9,363	93
Cartesian Growth Corp. II(7)	17,398	174
Catalyst Partners Acquisition Corp. Class A(7)	35,709	353
CC Neuberger Principal Holdings III(7)	54,900	546
CF Acquisition Corp. IV Class A(7)	84,803	844
Churchill Capital Corp. V Class A(7)	34,051	337
Churchill Capital Corp. VII Class A(7)	70,791	696
CIIG Capital Partners II, Inc.(7)	26,840	267
Class Acceleration Corp.(7)	53,000	522
Climate Real Impact Solutions II Acquisition Corp.(7)	27,128	268
Climate Real Impact Solutions II Acquisition Corp. Class A(7)	34,588	341
Colicity, Inc.(7)	54,772	537
Colonnade Acquisition Corp. II(7)	4	—(8)
Colonnade Acquisition Corp. II Class A(7)	56,450	560
Compute Health Acquisition Corp. Class A(7)	87,124	860
Concord Acquisition Corp. Class A(3)(7)	75,227	756
Concord Acquisition Corp. II Class A(7)	55,358	536
Conx Corp. Class A(7)	231,080	2,311
Conyers Park III Acquisition Corp. Class A(7)	36,115	351
Corazon Capital V838 Monoceros Corp. Class A(7)	23,221	230
Corner Growth Acquisition Corp.(7)	62,019	617
COVA Acquisition Corp. Class A(7)	55,500	552
Crucible Acquisition Corp.(7)	5,600	56
D & Z Media Acquisition Corp.(7)	15,838	156
D & Z Media Acquisition Corp. Class A(7)	2,893	29
Decarbonization Plus Acquisition Corp. IV Class A(7)	48,577	488
Deep Lake Capital Acquisition Corp. Class A(7)	122,340	1,220
Diamondhead Holdings Corp.(7)	27,100	268
Dragoneer Growth Opportunities Corp. III Class A(7)	48,392	474
Elliott Opportunity II Corp.(7)	6,229	61
Elliott Opportunity II Corp. Class A(7)	69,725	686
Enterprise 4.0 Technology Acquisition Corp.(7)	10,183	103
ESGEN Acquisition Corp.(7)	11,884	121
ESM Acquisition Corp.(7)	56,454	560
	Shares/Units	Value
Eucrates Biomedical Acquisition Corp.(7)	74	$ 1
ExcelFin Acquisition Corp.(7)	10,246	102
Far Peak Acquisition Corp. Class A(7)	134,003	1,325
Fat Projects Acquisition Corp.(7)	35,812	356
Fifth Wall Acquisition Corp. III Class A(7)	35,835	353
FinServ Acquisition Corp. II(7)	32,164	316
FinServ Acquisition Corp. II Class A(7)	5,353	53
FinTech Acquisition Corp. VI(7)	15,784	157
FinTech Acquisition Corp. VI Class A(7)	17,933	178
Fintech Evolution Acquisition Group(7)	36,677	363
Focus Impact Acquisition Corp. Class A(7)	20,893	209
Fortistar Sustainable Solutions Corp.(7)	47,426	468
Fortress Capital Acquisition Corp. Class A(7)	124,985	1,244
Fortress Value Acquisition Corp. III(7)	6,883	68
Fortress Value Acquisition Corp. III Class A(7)	36,080	357
Fortress Value Acquisition Corp. IV(7)	16,404	161
Fortress Value Acquisition Corp. IV Class A(7)	17,951	177
Frazier Lifesciences Acquisition Corp.(7)	1	—(8)
Frazier Lifesciences Acquisition Corp. Class A(7)	53,514	534
FTAC Athena Acquisition Corp. Class A(7)	53,673	532
FTAC Emerald Acquisition Corp.(7)	34,184	337
FTAC Hera Acquisition Corp.(7)	37,333	370
FTAC Parnassus Acquisition Corp. Class A(7)	35,865	353
FTAC Zeus Acquisition Corp.(7)	6,870	68
Fusion Acquisition Corp. II(7)	15,500	152
G Squared Ascend I, Inc. Class A(7)	124,300	1,234
G Squared Ascend II, Inc.(7)	13,094	130
Gesher I Acquisition Corp.(7)	10,148	103
Goal Acquisitions Corp.(7)	276,246	2,718
Golden Falcon Acquisition Corp. Class A(7)	125,274	1,246
Gores Holdings VIII, Inc. Class A (7)	431	4
Gores Technology Partners II, Inc. Class A(7)	3,902	38
Gores Technology Partners, Inc.(7)	1,000	10
Gores Technology Partners, Inc. Class A(7)	11,297	111
Graf Acquisition Corp. IV(7)	16,558	161
Group Nine Acquisition Corp. Class A(7)	35,305	349
Health Assurance Acquisition Corp. Class A(7)	35,375	353
Healthcare Services Acquisition Corp. Class A(7)	128,000	1,272
Hennessy Capital Investment Corp. V(7)	44,900	444
Hh&L Acquisition Co.(7)	27,208	271
HH&L Acquisition Co. Class A(7)	5,100	51
Highland Transcend Partners I Corp. Class A(7)	19,998	199
Horizon Acquisition Corp. II Class A(7)	34,518	345
Hudson Executive Investment Corp. II(7)	54,000	531
Independence Holdings Corp.(7)	56,180	557
Independence Holdings Corp. Class A(3)(7)	133,335	1,323
Infinite Acquisition Corp.(7)	8,587	86
INSU Acquisition Corp. III(7)	61,265	608
InterPrivate II Acquisition Corp.(7)	3	—(8)
InterPrivate II Acquisition Corp. Class A(7)	55,830	549
InterPrivate III Financial Partners, Inc. Class A(3)(7)	55,830	547
InterPrivate IV InfraTech Partners, Inc.(7)	55,833	547
ION Acquisition Corp. 3 Ltd. Class A(7)	34,731	343
Iris Acquisition Corp.(7)	50,250	492
Jack Creek Investment Corp. Class A(7)	54,000	537
Jaws Hurricane Acquisition Corp. Class A(7)	31,058	303
Jaws Juggernaut Acquisition Corp.(7)	23,412	231
Jaws Juggernaut Acquisition Corp. Class A(7)	10,805	106
Jaws Mustang Acquisition Corp.(7)	25,000	249
Jaws Mustang Acquisition Corp. Class A(7)	34,525	343
Kairos Acquisition Corp.(7)	129,553	1,289
Kensington Capital Acquisition Corp. V(7)	65,314	660
Khosla Ventures Acquisition Co. Class A(7)	32,820	322
Khosla Ventures Acquisition Co. III Class A(7)	48,573	475
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares/Units	Value
Kismet Acquisition Three Corp.(7)	7	$ —(8)
Kismet Acquisition Three Corp. Class A(7)	34,803	345
KKR Acquisition Holdings I Corp. Class A(7)	53,009	522
KL Acquisition Corp. Class A(7)	159,999	1,584
L Catterton Asia Acquisition Corp. Class A(7)	34,839	346
Landcadia Holdings IV, Inc. Class A(7)	34,481	339
LDH Growth Corp. I Class A(7)	35,483	351
Lerer Hippeau Acquisition Corp. Class A(3)(7)	55,833	549
Liberty Media Acquisition Corp. Class A(7)	48,915	486
Live Oak Crestview Climate Acquisition Corp.(7)	34,468	337
Live Oak Mobility Acquisition Corp. Class A(7)	17,176	169
Longview Acquisition Corp. II Class A(7)	43,845	431
M3-Brigade Acquisition II Corp. Class A(7)	34,295	336
Macondray Capital Acquisition Corp. I(7)	14,700	147
Magnum Opus Acquisition Ltd. Class A(3)(7)	34,149	339
Marlin Technology Corp. Class A(7)	174,681	1,738
Mason Industrial Technology, Inc.(7)	53,675	526
Medicus Sciences Acquisition Corp. Class A(7)	60,000	594
MedTech Acquisition Corp. Class A(7)	28,586	284
Motive Capital Corp. II(7)	87,973	882
Mount Rainier Acquisition Corp.(7)	33,525	339
Music Acquisition Corp. (The)(7)	54,900	541
New Vista Acquisition Corp.(7)	135,609	1,348
Newbury Street Acquisition Corp.(7)	57,099	560
Noble Rock Acquisition Corp.(7)	95,531	950
Noble Rock Acquisition Corp. Class A(7)	67,878	675
North Atlantic Acquisition Corp. Class A(7)	55,461	552
North Mountain Merger Corp. Class A(7)	35,878	360
Northern Genesis Acquisition Corp. III Class A(7)	34,695	340
Northern Star Investment Corp. II Class A(7)	110,310	1,089
Omega Alpha SPAC Class A(7)	113,424	1,129
One Equity Partners Open Water I Corp.(7)	84,160	830
Pathfinder Acquisition Corp. Class A(7)	55,510	552
Patria Latin American Opportunity Acquisition Corp.(7)	2,755	28
Peridot Acquisition Corp. II(7)	46,817	465
Peridot Acquisition Corp. II Class A(7)	34,767	345
Phoenix Biotech Acquisition Corp.(7)	10,157	103
Pioneer Merger Corp. Class A(7)	54,102	539
Pivotal Investment Corp. III(7)	53,401	526
Plum Acquisition Corp. I(7)	86,629	857
Pontem Corp. Class A(7)	149,373	1,485
Post Holdings Partnering Corp. Class A(7)	51,299	497
Priveterra Acquisition Corp.(7)	55,621	547
Progress Acquisition Corp.(7)	6,042	61
PROOF Acquisition Corp. I(7)	27,292	271
Property Solutions Acquisition Corp. II(7)	28,061	275
PropTech Investment Corp. II Class A(7)	3,565	35
Prospector Capital Corp. Class A(7)	122,268	1,219
Pyrophyte Acquisition Corp.(7)	13,726	139
Revolution Healthcare Acquisition Corp. Class A(7)	71,827	706
RMG Acquisition Corp. III Class A(7)	140,572	1,399
Rocket Internet Growth Opportunities Corp. Class A(7)	66,996	664
Ross Acquisition Corp. II(7)	49,115	488
ScION Tech Growth II(7)	56,000	556
SCP & CO Healthcare Acquisition Co.(7)	54,000	532
Screaming Eagle Acquisition Corp. Class A(7)	58,890	570
Semper Paratus Acquisition Corp.(7)	13,800	140
Senior Connect Acquisition Corp. I Class A(7)	50,288	500
Shelter Acquisition Corp. I(7)	28,915	286
Simon Property Group Acquisition Holdings, Inc.(7)	54,720	538
Simon Property Group Acquisition Holdings, Inc. Class A(7)	51,311	505
Slam Corp. Class A(7)	35,977	357
Soar Technology Acquisition Corp.(7)	6,722	69
	Shares/Units	Value
Soar Technology Acquisition Corp. Class A(7)	562	$ 6
Social Capital Hedosophia Holdings Corp. IV Class A(7)	69,275	693
Sound Point Acquisition Corp. I Ltd.(7)	3,441	35
Supernova Partners Acquisition Co. III Ltd. Class A(7)	101,332	1,003
Sustainable Development Acquisition I Corp.(7)	50,000	492
SVF Investment Corp. Class A(7)	28,817	287
SVF Investment Corp. 2 Class A(7)	35,595	353
Target Global Acquisition I Corp.(7)	30,984	310
TCV Acquisition Corp. Class A(7)	35,061	344
Thunder Bridge Capital Partners III, Inc. Class A(7)	143,490	1,413
Tio Tech A Class A(7)	16,058	159
Tishman Speyer Innovation Corp. II Class A(7)	107,875	1,063
TortoiseEcofin Acquisition Corp. III Class A(7)	36,165	355
Twelve Seas Investment Co. II(7)	11,061	109
TZP Strategies Acquisition Corp.(7)	30,925	308
VectoIQ Acquisition Corp. II Class A(7)	116,520	1,150
Viscogliosi Brothers Acquisition Corp.(7)	9,784	96
Vy Global Growth Class A(7)	129,873	1,303
Warburg Pincus Capital Corp. I Class A(7)	34,446	342
Z-Work Acquisition Corp. Class A(7)	32,327	318
Total Special Purpose Acquisition Companies (Identified Cost $102,127)		101,570

	Shares
Purchased Options—0.7%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $1,539)		2,462

Private Investments in Public Equity—0.0%
MarketWise, Inc.(7)	12,707	29
Total Private Investments in Public Equity (Identified Cost $127)		29

Escrow Notes—3.1%
Financials—0.0%
Pershing Square Escrow(6)(7)	44,373	9
Industrials—0.0%
AMR Corp. Escrow Shares(6)(7)	28,850	—(8)
Information Technology—3.1%
Altaba, Inc. Escrow(7)	2,776,751	10,552
Total Escrow Notes (Identified Cost $8,137)		10,561

Total Long-Term Investments—92.1% (Identified Cost $332,557)		312,668

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(9)	8,152,125	8,152
Total Short-Term Investment (Identified Cost $8,152)		8,152

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(9)(10)	4,411,329	$ 4,411
Total Securities Lending Collateral (Identified Cost $4,411)		4,411

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—95.8% (Identified Cost $345,120)		325,231

Securities Sold Short—(0.9)%

Par Value
U.S. Government Security—(0.2)%
U.S. Treasury Notes 3.250%, 6/30/29	$ (578)	(553)

	Shares
Common Stocks—(0.7)%
Energy—(0.1)%
Frontline Ltd.	(36,585)	(400)
Financials—(0.3)%
Aon plc Class A	(3,293)	(882)
Information Technology—(0.3)%
Broadcom, Inc.	(305)	(135)
MaxLinear, Inc.(7)	(30,747)	(1,003)
		(1,138)

Total Common Stocks (Identified Proceeds $(2,894))		(2,420)

Total Securities Sold Short (Identified Proceeds $(3,485))		(2,973)

Written Options—(0.5)%
(See open written options schedule)
Total Written Options (Premiums Received $2,932)		(1,651)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—94.4% (Identified Cost $338,703)		$320,607
Other assets and liabilities, net—5.6%		18,966
NET ASSETS—100.0%		$339,573
Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $86,426 or 25.5% of net assets.
(2)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts. The value of securities segregated as collateral is $37,282.
(3)	All or a portion of security is on loan.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Amount is less than $500.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America--Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Country Weightings†
United States	78%
Cayman Islands	18
Luxembourg	3
Canada	2
Taiwan	2
Virgin Islands (British)	1
Other	(4)
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2022.
Open purchased options contracts as of September 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Crane Holdings Co.	152	$1,292	$85.00	11/18/22	$55
Deutsche Telekom AG	3,266	5,748	17.60	10/21/22	160
Griffon Corp.	1,540	3,542	23.00	10/21/22	59
Griffon Corp.	461	1,153	25.00	10/21/22	26
iShares iBoxx High Yield Corporate Bond ETF	432	3,110	72.00	10/21/22	74
iShares iBoxx High Yield Corporate Bond ETF	1,130	8,475	75.00	10/21/22	454
Silicon Motion Technology Corp. (GS)(3)	792	5,313	67.08	10/31/22	287
SPDR S&P 500® ETF Trust	209	7,837	375.00	10/21/22	403
Vivendi SE	5,487	4,938	9.00	10/21/22	565
Vodafone Group plc	5,219	5,741	11.00	10/21/22	177
XPO Logistics, Inc.	748	2,992	40.00	11/18/22	150
XPO Logistics, Inc.	167	668	40.00	01/20/23	52
Total Purchased Options					$2,462
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Over the counter option.

Open written options contracts as of September 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
1Life Healthcare, Inc.	(1,052)	$(1,841)	$17.50	11/18/22	$(10)
Activision Blizzard, Inc.	(271)	(2,168)	80.00	10/21/22	(4)
Avalara, Inc.	(17)	(170)	100.00	11/18/22	(1)
Avalara, Inc.	(13)	(124)	95.00	01/20/23	(—)(3)
BTRS Holdings, Inc.	(48)	(48)	10.00	10/21/22	(—)(3)
BTRS Holdings, Inc.	(2)	(2)	10.00	11/18/22	(—)(3)
Crane Holdings Co.	(152)	(1,368)	90.00	11/18/22	(57)
Deutsche Telekom AG	(2,449)	(4,604)	18.80	10/21/22	(12)
Dufry AG	(263)	(1,052)	40.00	03/17/23	(17)
Global Blood Therapeutics, Inc.	(364)	(2,548)	70.00	12/16/22	(9)
Griffon Corp.	(2,001)	(5,603)	28.00	10/21/22	(668)
Ping Identity Holding Corp.	(19)	(57)	30.00	11/18/22	(—)(3)
Signify Health, Inc.	(86)	(258)	30.00	10/21/22	(1)
Signify Health, Inc.	(245)	(735)	30.00	11/18/22	(3)
Silicon Motion Technology Corp. (GS)(4)	(792)	(5,420)	68.43	10/31/22	(113)
SPDR S&P 500® ETF Trust	(18)	(720)	400.00	10/21/22	(—)(3)
SPDR S&P 500® ETF Trust	(70)	(2,835)	405.00	10/21/22	(1)
STORE Capital Corp.	(169)	(549)	32.50	10/21/22	(1)
STORE Capital Corp.	(166)	(539)	32.50	11/18/22	(1)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Open written options contracts as of September 30, 2022 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
STORE Capital Corp.	(12)	$(42)	$35.00	11/18/22	$—(5)
STORE Capital Corp.	(88)	(286)	32.50	01/20/23	(—)(3)
Valvoline, Inc.	(1,030)	(3,605)	35.00	10/21/22	(3)
Vodafone Group plc	(5,219)	(6,263)	12.00	10/21/22	(120)
Warner Bros Discovery, Inc.	(637)	(733)	11.50	10/21/22	(56)
XPO Logistics, Inc.	(244)	(1,159)	47.50	11/18/22	(71)
XPO Logistics, Inc.	(504)	(2,520)	50.00	11/18/22	(97)
Zendesk, Inc.	(335)	(2,512)	75.00	10/21/22	(65)
Zendesk, Inc.	(10)	(80)	80.00	10/21/22	—(5)
					(1,310)
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	(1,130)	(7,910)	70.00	10/21/22	(94)
iShares iBoxx High Yield Corporate Bond ETF	(432)	(2,894)	67.00	10/21/22	(10)
SPDR S&P 500® ETF Trust	(142)	(5,112)	360.00	10/21/22	(146)
XPO Logistics, Inc.	(167)	(752)	45.00	01/20/23	(91)
					(341)
Total Written Options					$(1,651)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500.
(4) Over the counter option.
(5) Includes internally fair valued securities currently priced at zero ($0).

Forward foreign currency exchange contracts as of September 30, 2022 were as follows :
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	980	USD	633	GS	10/28/22	$—	$(6)
AUD	492	USD	317	GS	11/15/22	—	(2)
EUR	66	USD	65	JPM	10/26/22	—	(1)
EUR	673	USD	726	GS	11/23/22	—	(64)
EUR	754	USD	735	GS	12/15/22	7	—
GBP	5,845	USD	6,627	GS	10/07/22	—	(100)
GBP	330	USD	389	JPM	10/25/22	—	(20)
USD	2,196	GBP	1,683	GS	10/05/22	316	—
USD	2,507	CAD	3,249	JPM	10/07/22	155	—
USD	7,626	GBP	5,845	GS	10/07/22	1,099	—
USD	2,369	EUR	2,217	GS	10/13/22	194	—
USD	5,612	EUR	5,140	JPM	10/13/22	570	—
USD	5,318	EUR	5,487	JPM	10/20/22	—	(67)
USD	6,559	EUR	6,557	JPM	10/24/22	122	—
USD	930	EUR	910	JPM	10/25/22	37	—
USD	391	GBP	330	JPM	10/25/22	22	—
USD	67	EUR	66	JPM	10/26/22	3	—
USD	348	JPY	46,274	JPM	10/26/22	28	—
USD	5,726	SEK	57,996	JPM	10/26/22	494	—
USD	3,263	EUR	3,167	GS	10/27/22	153	—
USD	3,696	EUR	3,589	JPM	10/27/22	173	—
USD	349	GBP	300	JPM	10/27/22	14	—
USD	2,200	AUD	3,216	GS	10/28/22	142	—
USD	1,409	CAD	1,874	JPM	10/28/22	53	—
USD	289	GBP	252	GS	10/28/22	8	—
USD	6,373	GBP	5,158	JPM	11/10/22	610	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2022 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	986	AUD	1,395	GS	11/15/22	$93	$—
USD	1,806	EUR	1,791	JPM	11/22/22	45	—
USD	748	EUR	674	GS	11/23/22	84	—
USD	296	AUD	426	JPM	12/15/22	24	—
USD	1,305	EUR	1,265	GS	12/15/22	58	—
USD	1,084	GBP	924	JPM	12/23/22	49	—
Total						$4,553	$(260)

Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Activision Blizzard, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/10/23	$3,336	$(141)	$—	$(141)
AT&T, Inc.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	04/04/23	6,279	(2,235)	—	(2,235)
Atlantia SpA	Pay	3.680% (0.610% + OBFR)	1 Month	GS	05/19/23	2,319	(193)	—	(193)
Atlantia SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	05/22/23	5,525	(594)	—	(594)
Atlas Air Worldwide Holdings, Inc.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	09/19/23	7,204	(323)	—	(323)
Atlas Air Worldwide Holdings, Inc.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	10/30/23	1,547	(5)	—	(5)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/04/23	134	(8)	—	(8)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/05/23	251	(19)	—	(19)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/08/23	175	(14)	—	(14)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/11/23	175	(14)	—	(14)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/21/23	224	(12)	—	(12)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/22/23	520	(37)	—	(37)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/28/23	162	(10)	—	(10)
Autogrill SpA	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/01/23	9	(—) (3)	—	(— ) (3)
Avalara, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	09/25/23	5,970	(2)	—	(2)
Biohaven Pharma Holdings Co. Ltd.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	07/13/23	7,116	118	118	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	3.760% (0.690% + OBFR)	3 Month	JPM	02/20/23	506	(103)	—	(103)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	3.760% (0.690% + OBFR)	3 Month	JPM	02/27/23	264	(49)	—	(49)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	3.760% (0.690% + OBFR)	3 Month	JPM	03/03/23	235	(46)	—	(46)
Bluerock Residential Growth REIT, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/07/23	2,076	16	16	—
Brewin Dolphin Holding plc	Pay	3.680% (0.610% + OBFR)	1 Month	GS	05/01/23	2,182	(302)	—	(302)
Bristol-Myers Squibb Co.(4)	Pay	3.070% (0.000% + OBFR)	1 Month	BAML	03/02/23	—	31	31	—
Brookfield Property	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	12/08/22	97	(24)	—	(24)
Cazoo Group Ltd.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	12/26/22	229	(217)	—	(217)
Cazoo Group Ltd.	Receive	(15.020%) ((18.000%) + SOFR)	1 Month	GS	12/26/22	577	(544)	—	(544)
Cazoo Group Ltd.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	10/23/23	22	(6)	—	(6)
Change Healthcare, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	10/23/23	8,319	75	75	—
Citrix Systems, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	03/14/23	7,381	173	173	—
Crane Holdings Co.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	07/14/23	1,337	(7)	—	(7)
Deutsche Telekom AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	11/07/22	1,728	(210)	—	(210)
Deutsche Telekom AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/10/23	217	8	8	—
Deutsche Telekom AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	10/19/23	4,278	(462)	—	(462)
Electricite De France SA	Pay	3.470% (0.400% + OBFR)	1 Month	BAML	08/21/23	2,567	(93)	—	(93)
Electricite De France SA	Pay	3.470% (0.400% + OBFR)	1 Month	BAML	08/22/23	1,026	(32)	—	(32)
Electricite De France SA	Pay	3.680% (0.610% + OBFR)	1 Month	GS	08/21/23	2,971	(104)	—	(104)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Electricite De France SA	Pay	3.770% (0.700% + OBFR)	1 Month	GS	08/21/23	$201	$(7)	$—	$(7)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/18/23	70	(5)	—	(5)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	10/02/23	46	(2)	—	(2)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	10/05/23	666	(20)	—	(20)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/19/23	204	(14)	—	(14)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/22/23	27	(2)	—	(2)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/25/23	37	(2)	—	(2)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/26/23	5	(—) (3)	—	(— ) (3)
Entain plc	Pay	3.590% (0.610% + SOFR)	1 Month	GS	11/14/22	343	(196)	—	(196)
Euromoney Institutional Investor plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	10/02/23	345	(17)	—	(17)
Euronav N.V.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	10/09/23	372	(49)	—	(49)
First Horizon National Corp.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/04/23	9,191	(111)	—	(111)
Global Blood Therapeutics, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	10/23/23	2,719	5	5	—
Haleon plc	Pay	3.680% (0.610% + OBFR)	1 Month	GS	08/28/23	—	44	44	—
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	06/26/23	848	(83)	—	(83)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/20/23	318	(26)	—	(26)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/24/23	527	(42)	—	(42)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/28/23	—(3)	(—) (3)	—	(— ) (3)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	06/27/23	207	(20)	—	(20)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/10/23	345	(34)	—	(34)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/14/23	670	(55)	—	(55)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/21/23	524	(38)	—	(38)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/27/23	786	(59)	—	(59)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/31/23	1,253	(93)	—	(93)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	08/07/23	1	(—) (3)	—	(— ) (3)
Homeserve plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	07/10/23	353	(34)	—	(34)
Homeserve plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	07/14/23	131	(11)	—	(11)
Homeserve plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	07/17/23	208	(15)	—	(15)
Intertrust N.V.	Pay	3.520% (0.450% + OBFR)	1 Month	BAML	01/02/23	346	(35)	—	(35)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	02/27/23	303	(34)	—	(34)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/07/23	246	(25)	—	(25)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/10/23	511	(48)	—	(48)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	03/28/23	83	(9)	—	(9)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/03/23	152	(18)	—	(18)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/04/23	271	(29)	—	(29)
Invesco Dynamic Contra	Pay	4.170% (1.100% + OBFR)	1 Month	GS	02/24/23	—(3)	5	5	—
Invesco Dynamic Contra	Pay	3.450% (0.380% + OBFR)	3 Month	JPM	12/19/22	402	(14)	—	(14)
Invesco Dynamic Credit Opportunity	Pay	4.170% (1.100% + OBFR)	1 Month	GS	02/24/23	122	(8)	—	(8)
Invesco Dynamic Credit Opportunity	Pay	3.450% (0.380% + OBFR)	3 Month	JPM	10/19/23	—	25	25	—
Invesco Senior Income Trust	Pay	3.650% (0.580% + OBFR)	3 Month	JPM	02/20/23	508	(85)	—	(85)
Invesco Senior Income Trust	Pay	3.650% (0.580% + OBFR)	3 Month	JPM	02/27/23	411	(63)	—	(63)
Invesco Senior Income Trust	Pay	3.650% (0.580% + OBFR)	3 Month	JPM	02/24/23	134	(17)	—	(17)
LHC Group, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	06/05/23	7,482	(91)	—	(91)
Link Administration Holdings Ltd.	Pay	3.590% (0.610% + OBFR)	1 Month	GS	02/24/23	2,017	(956)	—	(956)
Moneygram International, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	10/27/23	1,704	3	3	—
Nielsen Holdings plc	Pay	3.680% (0.610% + OBFR)	1 Month	GS	07/03/23	3,309	433	433	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	3.450% (0.380% + OBFR)	3 Month	JPM	10/23/23	871	(36)	—	(36)
Ramsay Health Care Ltd.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	07/10/23	424	(140)	—	(140)
Rogers Corp.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	02/13/23	4,955	(561)	—	(561)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Saba Capital Income & Opportunities Fund	Pay	4.280% (1.210% + OBFR)	1 Month	GS	06/23/23	$257	$(30)	$—	$(30)
Saba Capital Income & Opportunities Fund	Pay	3.450% (0.380% + OBFR)	3 Month	JPM	06/23/23	87	(11)	—	(11)
Shell Midstream Partners LP	Pay	3.800% (0.730% + OBFR)	3 Month	JPM	10/19/23	348	(1)	—	(1)
Shell Midstream Partners LP	Pay	3.800% (0.730% + OBFR)	3 Month	JPM	10/20/23	185	(—) (3)	—	(— ) (3)
Silicon Motion Technology Corp.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	10/30/23	5,327	(164)	—	(164)
Slm Corp.	Pay	3.450% (0.380% + OBFR)	3 Month	JPM	10/23/23	2,075	(77)	—	(77)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/10/23	367	(17)	—	(17)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/27/23	182	(9)	—	(9)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/03/23	359	(16)	—	(16)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/19/23	1,778	(29)	—	(29)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/20/23	232	(—) (3)	—	(— ) (3)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/24/23	333	(3)	—	(3)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/27/23	338	(3)	—	(3)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/31/23	222	(4)	—	(4)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/18/23	148	(1)	—	(1)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/21/23	95	(2)	—	(2)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/20/23	1,050	(26)	—	(26)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/26/23	431	(12)	—	(12)
Tassal Group Ltd.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/19/23	291	(22)	—	(22)
TEGNA, Inc.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	04/03/23	2,271	(203)	—	(203)
TEGNA, Inc.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	04/04/23	2,293	(225)	—	(225)
Telecom Italia S.P.A	Pay	3.590% (0.610% + OBFR)	1 Month	GS	02/13/23	742	(379)	—	(379)
Toshiba Corp.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/20/23	349	(61)	—	(61)
Tower Semiconductor Ltd.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	07/13/23	2,008	(113)	—	(113)
Twitter, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	06/06/23	4,888	(504)	—	(504)
Uniper SE	Pay	3.590% (0.610% + SOFR)	1 Month	GS	12/12/22	66	(60)	—	(60)
Valvoline, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	04/07/23	6,520	(1,131)	—	(1,131)
Vivendi SE	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/17/23	4,777	(1,555)	—	(1,555)
Vivendi SE	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/21/23	1,486	(452)	—	(452)
Vodafone Group plc	Pay	3.680% (0.610% + OBFR)	1 Month	GS	05/22/23	9,892	(3,112)	—	(3,112)
Warner Bros Discovery, Inc.(4)	Pay	3.820% (0.070% + OBFR)	1 Month	BAML	05/12/23	—(3)	733	733	—
Willis Towers Watson plc	Pay	3.680% (0.610% + OBFR)	1 Month	GS	10/27/22	1,131	(2)	—	(2)
XPO Logistics, Inc.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	05/01/23	1,748	(635)	—	(635)
							(16,100)	1,669	(17,769)
Short Total Return Swap Contracts
Broadcom, Inc.	Receive	2.670% ((0.400%) + OBFR)	1 Month	BAML	10/12/23	(3,843)	510	510	—
Dufry AG	Receive	2.320% ((0.750%) + OBFR)	3 Month	JPM	09/11/23	(79)	19	19	—
Frontline Ltd.	Receive	(0.390%) ((3.460%) + OBFR)	1 Month	GS	10/09/23	(160)	23	23	—
Pan American Silver Corp.	Receive	2.670% ((0.400%) + OBFR)	1 Month	BAML	12/08/22	(417)	162	162	—
Rentokil Initial plc	Receive	2.720% ((0.350%) + OBFR)	1 Month	GS	05/19/23	(229)	42	42	—
							756	756	—
Total							$(15,344)	$2,425	$(17,769)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	Amount is less than $500.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$103,403	$—	$103,403	$—
Leveraged Loans	5,516	—	4,920	596
Convertible Bonds and Notes	3,863	—	3,863	—
Equity Securities:
Common Stocks	78,015	77,872	143	—
Closed End Funds	3,885	3,885	—	—
Preferred Stocks	2,632	2,632	—	—
Rights	397(1)	186	—	211(1)
Escrow Notes	10,561(1)	—	10,552	9(1)
Warrants	335(1)	200	—	135(1)
Special Purpose Acquisition Companies	101,570	101,570	—	—
Private Investments in Public Equity	29	29	—	—
Money Market Mutual Fund	8,152	8,152	—	—
Securities Lending Collateral	4,411	4,411	—	—
Other Financial Instruments:*
Purchased Options	2,462	1,310	1,152	—
Forward Foreign Currency Exchange Contracts	4,553	—	4,553	—
Over-the-Counter Total Return Swaps	2,425	—	2,394	31
Total Investments, Before Securities Sold Short and Written Options	332,209	200,247	130,980	982
Liabilities:
Securities Sold Short:
Common Stocks	(2,420)	(2,420)	—	—
U.S. Government Security	(553)	—	(553)	—
Other Financial Instruments:*
Written Options	(1,651)	(1,211)	(440)(1)	—
Forward Foreign Currency Exchange Contracts	(260)	—	(260)	—
Over-the-Counter Total Return Swaps	(17,769)	—	(17,769)	—
Total Liabilities	(22,653)	(3,631)	(19,022)	—
Total Investments, Net of Securities Sold Short and Written Options	$309,556	$196,616	$111,958	$982

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $91 was transferred from Level 3 to Level 1 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Rights	Warrants	Private Investments in Public Equity	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2021:	$ 1,819	$ 1,183	$ 204	$ 135	$ 269	$ —(a)	$ 28
Accrued discount/(premium)	6	6	—	—	—	—	—
Net realized gain (loss)	3	3	—	—(a)	—	—	—
Net change in unrealized appreciation (depreciation)(b)	(134)	25	7	—(a)	(178)	9	3
Sales(c)	(621)	(621)	—(a)	—(a)	—	—	—
Transfers from Level 3(e)	(91)	—	—	—	(91)	—	—
Balance as of September 30, 2022	$ 982	$ 596	$ 211(d)	$ 135(d)	$ —	$ 9(d)	$ 31
(a) Amount is less than $500.
(b) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022, was $(134).
(c) Includes paydowns on securities.
(d) Includes internally fair valued security currently priced at zero ($0).
(e) “Transfers into and/or from” represent the ending value as of Spetember 30, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER EVENT-DRIVEN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.